Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Revenue:
Option fee revenue	$ 1,616
Operating expenses:
Research and development	14,519
General and administrative	2,668
Loss from operations	(15,571)
Other income (expense):
Other income (expense), net	(7)
Interest income	489
Net loss	(15,089)
Earnings (loss) attributable to common stockholders-basic and diluted (Note 5)	$ (26,494)
Earnings (loss) per share (Note 5):
Basic (in dollars per share)	$ (82.68)
Diluted (in dollars per share)	$ (82.68)
Weighted average shares:
Basic (in shares)	320,424
Diluted (in shares)	320,424